Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Hong Kong
Current	$467,592	$297,067	$(56,010)	$(7,135)
Deferred	-	-	(728,286)	(92,777)
Total provision for income taxes	$467,592	$297,067	$(784,296)	$(99,912)

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended June 30
	2023	2024	2025
	HKD	HKD	HKD	US$
Income (loss) before income tax	3,132,682	$2,892,571	$(6,622,551)	$(843,648)
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	516,893	477,274	(1,092,721)	(139,202)
Preferential rate	(165,000)	(165,000)	(36,561)	(4,658)
Reconciling items:
Non-taxable items in Hong Kong	(9,975)	(30,394)	(74,828)	(9,532)
Expenses not deductible for tax	131,674	18,187	82,675	10,532
Tax losses not recognised	-	-	338,639	43,139
Tax credit	(6,000)	(3,000)	(1,500)	(191)
Total income tax expense	467,592	$297,067	$(784,296)	$(99,912)
Effective tax rate	14.9%	10.3%	11.8%	11.8%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carry forwards	$-	$2,974,221	$378,887
Total deferred tax assets	$-	$2,974,221	$378,887

Deferred Tax Liabilities
Depreciation of property and equipment	$-	$(218,250)	$(27,803)
Amortization of intangible assets	-	(2,027,685)	(258,307)
Total deferred tax liabilities	$-	$(2,245,935)	$(286,110)

Deferred tax assets, net	$-	$728,286	$92,777